Operating profit - Breakdown of the restructuring costs by function (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Items have been included in operating profit
Cash	£ 54	£ 146	£ 168
Non-cash restructuring costs	35	68	1
Restructuring costs	89	214	169
Cost of sales
Items have been included in operating profit
Restructuring costs	55	123	26
Selling, general and administration, and other operating expenses
Items have been included in operating profit
Restructuring costs	33	90	129
Research and development
Items have been included in operating profit
Restructuring costs	£ 1	£ 1	£ 14